Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	¥ 391,613	¥ 665,861
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	20,423	11,036
United States Dollars | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	402,563	669,992
United States Dollars | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(24,760)	(15,026)
United States Dollars | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(6,613)	(141)
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	15,401	(2,111)
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities		800
Euros | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	19,927	2,557
Euros | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(4,526)	(5,468)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(21,240)	(25,726)
Hong Kong Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities		629
Hong Kong Dollars | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	2,728	2,886
Hong Kong Dollars | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(23,968)	(29,241)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	601,491
Renminbi | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	601,491
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	3,107	(913)
Others | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	1,818
Others | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	1,306	320
Others | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	¥ (17)	¥ (1,233)